American Century Investments®
Quarterly Portfolio Holdings
Core Plus Fund
December 31, 2023

Core Plus - Schedule of Investments
DECEMBER 31, 2023 (UNAUDITED)

	Principal Amount ($)/Shares	Value ($)
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES — 34.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities — 0.1%
FHLMC, VRN, 5.31%, (1-year H15T1Y plus 2.26%), 4/1/37	17,814	18,202
FHLMC, VRN, 5.71%, (1-year RFUCC plus 1.89%), 7/1/41	24,899	24,909
FHLMC, VRN, 5.76%, (1-year RFUCC plus 1.63%), 8/1/46	52,632	53,807
FHLMC, VRN, 3.11%, (1-year RFUCC plus 1.64%), 9/1/47	34,849	34,821
FNMA, VRN, 7.14%, (6-month RFUCC plus 1.57%), 6/1/35	5,996	6,105
FNMA, VRN, 7.13%, (1-year RFUCC plus 1.61%), 4/1/46	125,268	128,879
FNMA, VRN, 3.19%, (1-year RFUCC plus 1.61%), 3/1/47	17,285	16,549
FNMA, VRN, 3.20%, (1-year RFUCC plus 1.62%), 5/1/47	165,648	168,330
		451,602
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 34.3%
FHLMC, 6.00%, 9/1/35	146,628	153,394
FHLMC, 2.00%, 6/1/36	2,034,518	1,838,037
FHLMC, 6.00%, 2/1/38	73,173	76,556
FHLMC, 3.50%, 2/1/49	2,101,817	1,955,180
FHLMC, 3.50%, 5/1/50	345,410	321,199
FHLMC, 2.50%, 10/1/50	1,688,107	1,443,812
FHLMC, 2.50%, 5/1/51	2,353,803	2,013,323
FHLMC, 3.50%, 5/1/51	645,725	599,120
FHLMC, 3.00%, 7/1/51	1,550,289	1,383,744
FHLMC, 2.00%, 8/1/51	1,982,766	1,624,856
FHLMC, 2.50%, 10/1/51	1,063,397	916,906
FHLMC, 3.00%, 12/1/51	472,209	418,174
FHLMC, 2.50%, 2/1/52	2,295,434	1,964,690
FHLMC, 3.00%, 2/1/52	2,301,912	2,049,453
FHLMC, 3.50%, 5/1/52	1,196,497	1,112,087
FHLMC, 4.00%, 5/1/52	1,178,494	1,125,405
FHLMC, 4.00%, 5/1/52	635,475	601,334
FHLMC, 4.00%, 6/1/52	2,796,133	2,669,339
FHLMC, 5.00%, 6/1/52	1,244,396	1,232,448
FHLMC, 5.00%, 7/1/52	798,757	799,431
FHLMC, 5.00%, 8/1/52	1,631,915	1,617,223
FHLMC, 4.50%, 10/1/52	2,835,414	2,750,488
FHLMC, 4.50%, 10/1/52	2,368,178	2,297,246
FHLMC, 6.00%, 11/1/52	3,034,704	3,096,957
FHLMC, 5.50%, 12/1/52	694,122	698,964
FHLMC, 6.00%, 1/1/53	3,202,462	3,258,582
FNMA, 6.00%, 12/1/33	107,480	111,642
FNMA, 2.00%, 5/1/36	960,883	867,354
FNMA, 2.00%, 11/1/36	3,155,174	2,847,890
FNMA, 2.50%, 12/1/36	2,222,450	2,059,417
FNMA, 2.00%, 1/1/37	1,316,833	1,188,617
FNMA, 6.00%, 9/1/37	116,492	121,664
FNMA, 6.00%, 11/1/37	108,987	113,782
FNMA, 4.50%, 4/1/39	120,845	120,637
FNMA, 4.50%, 5/1/39	352,311	351,595
FNMA, 6.50%, 5/1/39	50,672	53,048
FNMA, 4.50%, 10/1/39	574,550	573,915
FNMA, 4.00%, 8/1/41	512,997	500,478

FNMA, 3.50%, 10/1/41	376,029	356,685
FNMA, 3.50%, 2/1/42	273,777	259,400
FNMA, 3.50%, 5/1/42	173,601	164,449
FNMA, 3.50%, 6/1/42	1,475,821	1,397,098
FNMA, 3.50%, 8/1/42	433,958	410,000
FNMA, 3.50%, 9/1/42	143,763	135,707
FNMA, 3.50%, 5/1/45	246,951	230,563
FNMA, 4.00%, 11/1/45	280,665	270,080
FNMA, 4.00%, 11/1/45	119,391	115,147
FNMA, 4.00%, 2/1/46	474,123	457,270
FNMA, 4.00%, 4/1/46	360,227	347,534
FNMA, 3.50%, 2/1/47	654,544	611,119
FNMA, 2.50%, 6/1/50	645,214	554,531
FNMA, 2.50%, 10/1/50	2,278,074	1,942,121
FNMA, 2.50%, 2/1/51	4,275,757	3,666,813
FNMA, 2.50%, 12/1/51	1,667,407	1,429,271
FNMA, 2.50%, 2/1/52	861,843	737,333
FNMA, 3.00%, 2/1/52	2,408,116	2,144,276
FNMA, 3.00%, 2/1/52	1,564,097	1,392,301
FNMA, 2.00%, 3/1/52	3,542,411	2,924,279
FNMA, 2.50%, 3/1/52	1,603,565	1,378,076
FNMA, 3.00%, 3/1/52	1,358,234	1,216,406
FNMA, 3.00%, 4/1/52	1,955,803	1,741,172
FNMA, 3.50%, 4/1/52	1,753,290	1,609,455
FNMA, 3.50%, 4/1/52	707,162	648,873
FNMA, 4.00%, 4/1/52	1,902,916	1,808,653
FNMA, 4.00%, 4/1/52	680,869	650,197
FNMA, 4.00%, 4/1/52	622,626	589,630
FNMA, 3.00%, 5/1/52	1,417,275	1,273,594
FNMA, 3.50%, 5/1/52	2,503,854	2,305,625
FNMA, 3.50%, 5/1/52	1,413,336	1,297,343
FNMA, 4.00%, 5/1/52	1,742,587	1,649,876
FNMA, 3.00%, 6/1/52	1,395,305	1,241,898
FNMA, 3.00%, 6/1/52	562,709	505,940
FNMA, 3.50%, 6/1/52	1,667,344	1,556,743
FNMA, 4.50%, 7/1/52	538,732	522,596
FNMA, 5.00%, 8/1/52	1,783,102	1,767,039
FNMA, 4.50%, 9/1/52	994,357	975,050
FNMA, 5.00%, 9/1/52	1,215,784	1,217,045
FNMA, 5.50%, 10/1/52	1,772,604	1,784,055
FNMA, 5.50%, 1/1/53	3,419,296	3,443,869
FNMA, 6.50%, 1/1/53	3,127,165	3,206,170
FNMA, 5.50%, 3/1/53	775,181	780,593
FNMA, 4.00%, 4/1/53	2,514,506	2,401,108
FNMA, 4.50%, 8/1/53	636,350	620,273
FNMA, 5.00%, 8/1/53	1,988,772	1,985,919
FNMA, 6.00%, 9/1/53	1,805,918	1,837,016
FNMA, 6.00%, 9/1/53	1,807,045	1,836,908
GNMA, 7.00%, 4/20/26	34	35
GNMA, 7.50%, 8/15/26	100	101
GNMA, 8.00%, 8/15/26	29	30
GNMA, 8.00%, 6/15/27	197	197
GNMA, 6.50%, 3/15/28	279	285
GNMA, 6.50%, 5/15/28	673	686
GNMA, 7.00%, 5/15/31	836	865

GNMA, 5.50%, 12/15/32	32,392	32,753
GNMA, 4.50%, 8/15/33	43,578	43,094
GNMA, 6.00%, 9/20/38	38,550	40,018
GNMA, 5.50%, 11/15/38	41,417	41,882
GNMA, 5.50%, 11/15/38	17,067	17,259
GNMA, 6.00%, 1/20/39	8,941	9,447
GNMA, 4.50%, 4/15/39	60,786	59,919
GNMA, 4.50%, 6/15/39	139,374	139,125
GNMA, 4.50%, 1/15/40	103,118	102,692
GNMA, 4.50%, 4/15/40	86,485	86,054
GNMA, 4.50%, 12/15/40	168,854	168,240
GNMA, 3.50%, 6/20/42	436,087	413,972
GNMA, 3.00%, 5/20/50	573,133	522,269
GNMA, 3.00%, 7/20/50	1,097,073	998,893
GNMA, 2.00%, 10/20/50	5,496,294	4,656,995
GNMA, 2.50%, 11/20/50	2,176,941	1,866,894
GNMA, 2.50%, 2/20/51	2,309,680	2,021,744
GNMA, 3.50%, 6/20/51	1,134,878	1,062,343
GNMA, 3.00%, 7/20/51	2,420,057	2,194,581
GNMA, 2.50%, 9/20/51	1,502,991	1,315,092
GNMA, 2.50%, 12/20/51	1,366,536	1,195,623
GNMA, 4.00%, 9/20/52	4,027,886	3,844,824
GNMA, 4.50%, 9/20/52	3,924,257	3,832,084
GNMA, 4.50%, 10/20/52	3,819,696	3,729,783
GNMA, 5.00%, 4/20/53	1,953,434	1,941,042
GNMA, 5.50%, 4/20/53	2,757,620	2,778,563
		141,442,470
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $143,567,965)		141,894,072
CORPORATE BONDS — 31.6%
Aerospace and Defense — 0.8%
Boeing Co., 5.81%, 5/1/50	228,000	236,265
Howmet Aerospace, Inc., 5.95%, 2/1/37	454,000	474,428
Northrop Grumman Corp., 5.15%, 5/1/40	273,000	276,847
RTX Corp., 4.125%, 11/16/28	704,000	688,358
RTX Corp., 6.40%, 3/15/54	610,000	706,691
Spirit AeroSystems, Inc., 9.75%, 11/15/30(1)	240,000	258,294
TransDigm, Inc., 6.75%, 8/15/28(1)	581,000	595,137
TransDigm, Inc., 7.125%, 12/1/31(1)	16,000	16,787
		3,252,807
Air Freight and Logistics†
GXO Logistics, Inc., 2.65%, 7/15/31	238,000	195,480
Automobiles — 1.4%
Ford Motor Credit Co. LLC, 3.375%, 11/13/25	1,050,000	1,005,252
Ford Motor Credit Co. LLC, 6.80%, 5/12/28	330,000	344,909
Ford Motor Credit Co. LLC, 7.20%, 6/10/30	750,000	799,609
Ford Motor Credit Co. LLC, 7.12%, 11/7/33	350,000	377,294
General Motors Financial Co., Inc., 2.75%, 6/20/25	1,059,000	1,018,737
General Motors Financial Co., Inc., 5.80%, 1/7/29	570,000	583,695
Hyundai Capital America, 6.50%, 1/16/29(1)	133,000	140,518
Hyundai Capital America, 6.20%, 9/21/30(1)	267,000	281,361
Toyota Motor Credit Corp., 5.25%, 9/11/28	410,000	424,882
Toyota Motor Credit Corp., 4.55%, 5/17/30	330,000	332,278
Toyota Motor Credit Corp., 5.55%, 11/20/30	520,000	548,014
		5,856,549

Banks — 5.8%
Banco Santander SA, 6.92%, 8/8/33	270,000	288,006
Banco Santander SA, 6.94%, 11/7/33	1,400,000	1,555,470
Bank of America Corp., VRN, 5.82%, 9/15/29	645,000	666,217
Bank of America Corp., VRN, 2.88%, 10/22/30	602,000	534,599
Bank of America Corp., VRN, 4.57%, 4/27/33	770,000	734,324
Bank of America Corp., VRN, 5.29%, 4/25/34	710,000	712,015
Bank of Montreal, 5.27%, 12/11/26	330,000	334,689
Barclays PLC, VRN, 6.69%, 9/13/34	750,000	802,325
BNP Paribas SA, VRN, 5.34%, 6/12/29(1)	345,000	350,215
BNP Paribas SA, VRN, 5.89%, 12/5/34(1)	450,000	470,481
BPCE SA, VRN, 7.00%, 10/19/34(1)	295,000	320,967
Canadian Imperial Bank of Commerce, 5.00%, 4/28/28	475,000	478,167
Canadian Imperial Bank of Commerce, 6.09%, 10/3/33	196,000	209,278
Citigroup, Inc., VRN, 3.67%, 7/24/28	420,000	400,549
Citigroup, Inc., VRN, 3.52%, 10/27/28	279,000	264,045
Citigroup, Inc., VRN, 3.98%, 3/20/30	415,000	394,181
Citigroup, Inc., VRN, 4.41%, 3/31/31	260,000	248,893
Citigroup, Inc., VRN, 3.06%, 1/25/33	330,000	281,662
Credit Agricole SA, VRN, 6.32%, 10/3/29(1)	421,000	441,363
Credit Agricole SA, VRN, 4.00%, 1/10/33(1)	880,000	815,573
Danske Bank A/S, VRN, 1.55%, 9/10/27(1)	435,000	392,714
HSBC Holdings PLC, VRN, 5.89%, 8/14/27	240,000	243,432
Huntington National Bank, 5.65%, 1/10/30	520,000	524,996
Intesa Sanpaolo SpA, 6.625%, 6/20/33(1)	555,000	569,367
Intesa Sanpaolo SpA, 4.00%, 9/23/29(1)	255,000	232,347
JPMorgan Chase & Co., VRN, 4.01%, 4/23/29	537,000	517,103
JPMorgan Chase & Co., VRN, 5.30%, 7/24/29	710,000	720,861
JPMorgan Chase & Co., VRN, 6.09%, 10/23/29	341,000	358,710
JPMorgan Chase & Co., VRN, 2.52%, 4/22/31	485,000	419,568
JPMorgan Chase & Co., VRN, 2.58%, 4/22/32	550,000	465,472
JPMorgan Chase & Co., VRN, 6.25%, 10/23/34	225,000	244,028
JPMorgan Chase Bank N.A., 5.11%, 12/8/26	570,000	575,338
KeyBank NA, 3.40%, 5/20/26	425,000	398,650
KeyCorp, VRN, 3.88%, 5/23/25	480,000	469,370
Lloyds Banking Group PLC, VRN, 5.99%, 8/7/27	359,000	365,537
PNC Financial Services Group, Inc., VRN, 6.62%, 10/20/27	415,000	430,665
PNC Financial Services Group, Inc., VRN, 5.94%, 8/18/34	275,000	286,059
PNC Financial Services Group, Inc., VRN, 6.875%, 10/20/34	265,000	294,298
Societe Generale SA, VRN, 6.69%, 1/10/34(1)	494,000	522,202
Toronto-Dominion Bank, 5.26%, 12/11/26	198,000	201,987
Truist Bank, 3.625%, 9/16/25	250,000	241,770
Truist Bank, 3.30%, 5/15/26	721,000	688,461
Truist Bank, VRN, 2.64%, 9/17/29	334,000	310,971
Truist Financial Corp., VRN, 7.16%, 10/30/29	173,000	186,971
U.S. Bancorp, VRN, 6.79%, 10/26/27	605,000	631,956
U.S. Bancorp, VRN, 5.78%, 6/12/29	686,000	705,250
Wells Fargo & Co., VRN, 4.90%, 7/25/33	165,000	160,832
Wells Fargo & Co., VRN, 5.39%, 4/24/34	864,000	868,257
Wells Fargo & Co., VRN, 5.56%, 7/25/34	517,000	526,632
Wells Fargo Bank N.A., 5.25%, 12/11/26	945,000	956,913
		23,813,736
Beverages — 0.5%
Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc., 4.70%, 2/1/36	2,135,000	2,129,249
Biotechnology — 0.6%
Amgen, Inc., 4.05%, 8/18/29	875,000	857,153

Amgen, Inc., 5.25%, 3/2/33	555,000	569,206
Amgen, Inc., 5.65%, 3/2/53	595,000	626,444
Gilead Sciences, Inc., 5.55%, 10/15/53	285,000	309,056
		2,361,859
Building Products — 0.6%
Builders FirstSource, Inc., 5.00%, 3/1/30(1)	1,383,000	1,336,986
Builders FirstSource, Inc., 6.375%, 6/15/32(1)	322,000	329,160
Carrier Global Corp., 6.20%, 3/15/54(1)	105,000	121,503
Standard Industries, Inc., 4.375%, 7/15/30(1)	584,000	537,036
		2,324,685
Capital Markets — 1.9%
Bank of New York Mellon Corp., VRN, 6.47%, 10/25/34	320,000	354,599
Blue Owl Capital Corp., 3.40%, 7/15/26	75,000	69,772
Charles Schwab Corp., VRN, 6.20%, 11/17/29	247,000	259,164
Charles Schwab Corp., VRN, 5.85%, 5/19/34	240,000	247,868
Charles Schwab Corp., VRN, 6.14%, 8/24/34	230,000	242,526
Goldman Sachs Group, Inc., VRN, 1.76%, 1/24/25	164,000	163,435
Goldman Sachs Group, Inc., VRN, 1.95%, 10/21/27	870,000	796,165
Goldman Sachs Group, Inc., VRN, 6.48%, 10/24/29	880,000	934,352
Goldman Sachs Group, Inc., VRN, 2.65%, 10/21/32	390,000	325,128
Golub Capital BDC, Inc., 7.05%, 12/5/28	485,000	508,924
LPL Holdings, Inc., 6.75%, 11/17/28	316,000	337,060
Macquarie Bank Ltd., 5.39%, 12/7/26(1)	434,000	439,980
Morgan Stanley, VRN, 5.16%, 4/20/29	422,000	424,662
Morgan Stanley, VRN, 6.34%, 10/18/33	660,000	711,989
Morgan Stanley, VRN, 5.42%, 7/21/34	16,000	16,246
Morgan Stanley, VRN, 6.63%, 11/1/34	425,000	470,772
Nasdaq, Inc., 5.55%, 2/15/34	397,000	412,679
UBS Group AG, VRN, 5.71%, 1/12/27(1)	400,000	402,362
UBS Group AG, VRN, 9.02%, 11/15/33(1)	745,000	916,366
		8,034,049
Chemicals — 0.1%
CF Industries, Inc., 4.95%, 6/1/43	295,000	270,507
Commercial Services and Supplies — 0.3%
Veralto Corp., 5.45%, 9/18/33(1)	670,000	694,441
Waste Connections, Inc., 3.20%, 6/1/32	490,000	440,568
		1,135,009
Construction and Engineering†
Quanta Services, Inc., 2.35%, 1/15/32	70,000	57,969
Construction Materials†
Summit Materials LLC / Summit Materials Finance Corp., 7.25%, 1/15/31(1)	140,000	147,606
Consumer Finance — 0.1%
Synchrony Financial, 4.25%, 8/15/24	583,000	576,843
Consumer Staples Distribution & Retail — 0.2%
Sysco Corp., 6.00%, 1/17/34	630,000	682,363
Distributors — 0.1%
Genuine Parts Co., 6.50%, 11/1/28	264,000	280,566
Diversified Consumer Services — 0.1%
Novant Health, Inc., 3.17%, 11/1/51	375,000	262,790
Diversified REITs — 0.4%
Agree LP, 2.90%, 10/1/30	515,000	442,009
Essex Portfolio LP, 3.00%, 1/15/30	385,000	343,715
GLP Capital LP / GLP Financing II, Inc., 5.375%, 4/15/26	230,000	228,722
Kilroy Realty LP, 3.05%, 2/15/30	233,000	198,387
Simon Property Group LP, 6.25%, 1/15/34	200,000	217,719

Spirit Realty LP, 3.20%, 2/15/31	253,000	223,490
		1,654,042
Diversified Telecommunication Services — 0.8%
AT&T, Inc., 5.40%, 2/15/34	600,000	619,031
AT&T, Inc., 4.50%, 5/15/35	485,000	459,779
AT&T, Inc., 4.90%, 8/15/37	412,000	398,338
AT&T, Inc., 4.85%, 3/1/39	265,000	253,859
Sprint Capital Corp., 6.875%, 11/15/28	322,000	349,118
Sprint Capital Corp., 8.75%, 3/15/32	710,000	877,161
Verizon Communications, Inc., 4.81%, 3/15/39	155,000	150,014
		3,107,300
Electric Utilities — 3.0%
American Electric Power Co., Inc., 5.20%, 1/15/29	575,000	583,133
Baltimore Gas & Electric Co., 2.25%, 6/15/31	334,000	284,607
CenterPoint Energy Houston Electric LLC, 4.45%, 10/1/32	490,000	482,208
CenterPoint Energy Houston Electric LLC, 4.95%, 4/1/33	223,000	227,162
Commonwealth Edison Co., 5.30%, 2/1/53	370,000	376,447
Duke Energy Carolinas LLC, 2.55%, 4/15/31	218,000	189,318
Duke Energy Corp., 2.55%, 6/15/31	220,000	187,871
Duke Energy Corp., 5.00%, 8/15/52	300,000	280,729
Duke Energy Florida LLC, 1.75%, 6/15/30	389,000	324,739
Duke Energy Florida LLC, 5.875%, 11/15/33	152,000	163,944
Duke Energy Florida LLC, 3.85%, 11/15/42	77,000	63,655
Duke Energy Progress LLC, 4.15%, 12/1/44	646,000	551,435
Duke Energy Progress LLC, 5.35%, 3/15/53	170,000	172,643
Exelon Corp., 5.15%, 3/15/28	276,000	280,754
Florida Power & Light Co., 2.45%, 2/3/32	474,000	407,303
Florida Power & Light Co., 4.125%, 2/1/42	350,000	315,965
Georgia Power Co., 4.95%, 5/17/33	210,000	211,849
MidAmerican Energy Co., 4.40%, 10/15/44	418,000	375,096
MidAmerican Energy Co., 3.15%, 4/15/50	270,000	193,329
MidAmerican Energy Co., 5.85%, 9/15/54	422,000	468,056
Nevada Power Co., 6.00%, 3/15/54	128,000	140,686
NextEra Energy Capital Holdings, Inc., 4.90%, 2/28/28	380,000	383,801
NextEra Energy Capital Holdings, Inc., 5.05%, 2/28/33	240,000	240,636
NextEra Energy Capital Holdings, Inc., 5.25%, 2/28/53	315,000	310,036
NextEra Energy Operating Partners LP, 7.25%, 1/15/29(1)	544,000	569,857
Northern States Power Co., 3.20%, 4/1/52	340,000	252,168
Northern States Power Co., 5.10%, 5/15/53	370,000	373,764
NRG Energy, Inc., 2.00%, 12/2/25(1)	1,165,000	1,093,103
Oncor Electric Delivery Co. LLC, 5.65%, 11/15/33(1)	199,000	212,131
Oncor Electric Delivery Co. LLC, 4.95%, 9/15/52(1)	200,000	197,006
Pacific Gas & Electric Co., 6.40%, 6/15/33	100,000	105,321
Pacific Gas & Electric Co., 6.95%, 3/15/34	195,000	214,445
Pacific Gas & Electric Co., 4.20%, 6/1/41	225,000	180,427
Palomino Funding Trust I, 7.23%, 5/17/28(1)	280,000	295,222
PECO Energy Co., 4.375%, 8/15/52	475,000	428,087
Southern Co., 5.20%, 6/15/33	247,000	252,148
Tierra Mojada Luxembourg II Sarl, 5.75%, 12/1/40(1)	607,033	548,386
Union Electric Co., 5.45%, 3/15/53	330,000	340,870
Xcel Energy, Inc., 4.60%, 6/1/32	166,000	161,964
		12,440,301
Electrical Equipment — 0.1%
Regal Rexnord Corp., 6.40%, 4/15/33(1)	370,000	385,941

Energy Equipment and Services†
Schlumberger Investment SA, 4.85%, 5/15/33	205,000	208,167
Entertainment — 0.2%
Warnermedia Holdings, Inc., 3.64%, 3/15/25	149,000	145,844
Warnermedia Holdings, Inc., 3.79%, 3/15/25	124,000	121,588
Warnermedia Holdings, Inc., 3.76%, 3/15/27	124,000	118,859
Warnermedia Holdings, Inc., 5.05%, 3/15/42	320,000	282,266
Warnermedia Holdings, Inc., 5.14%, 3/15/52	420,000	360,757
		1,029,314
Financial Services — 0.5%
Antares Holdings LP, 2.75%, 1/15/27(1)	366,000	324,523
Corebridge Financial, Inc., 3.90%, 4/5/32	490,000	443,296
Corebridge Financial, Inc., 5.75%, 1/15/34	445,000	455,199
Deutsche Bank AG, VRN, 7.15%, 7/13/27	545,000	566,008
GE Capital Funding LLC, 4.55%, 5/15/32	440,000	430,906
		2,219,932
Food Products — 0.6%
JDE Peet's NV, 2.25%, 9/24/31(1)	667,000	534,642
Kraft Heinz Foods Co., 5.00%, 6/4/42	675,000	651,070
Mars, Inc., 4.75%, 4/20/33(1)	480,000	484,536
Mars, Inc., 3.875%, 4/1/39(1)	145,000	127,450
Mondelez International, Inc., 2.625%, 3/17/27	415,000	391,676
Nestle Holdings, Inc., 4.85%, 3/14/33(1)	240,000	246,487
		2,435,861
Gas Utilities†
Infraestructura Energetica Nova SAPI de CV, 4.75%, 1/15/51(1)	244,000	191,833
Ground Transportation — 0.6%
Ashtead Capital, Inc., 5.50%, 8/11/32(1)	207,000	204,670
Ashtead Capital, Inc., 5.95%, 10/15/33(1)	400,000	407,852
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45	397,000	353,133
Burlington Northern Santa Fe LLC, 3.30%, 9/15/51	270,000	205,396
Burlington Northern Santa Fe LLC, 5.20%, 4/15/54	216,000	225,062
Union Pacific Corp., 3.55%, 8/15/39	649,000	556,955
United Rentals North America, Inc., 6.00%, 12/15/29(1)	475,000	482,599
		2,435,667
Health Care Equipment and Supplies — 0.4%
GE HealthCare Technologies, Inc., 5.65%, 11/15/27	890,000	921,679
Stryker Corp., 4.85%, 12/8/28	812,000	821,654
		1,743,333
Health Care Providers and Services — 1.4%
Centene Corp., 4.625%, 12/15/29	700,000	671,988
Centene Corp., 3.375%, 2/15/30	656,000	589,406
CVS Health Corp., 5.05%, 3/25/48	470,000	440,002
CVS Health Corp., 5.625%, 2/21/53	320,000	324,851
Duke University Health System, Inc., 3.92%, 6/1/47	148,000	126,490
HCA, Inc., 5.20%, 6/1/28	225,000	227,451
HCA, Inc., 5.50%, 6/1/33	407,000	413,562
HCA, Inc., 5.90%, 6/1/53	395,000	405,480
IQVIA, Inc., 6.25%, 2/1/29(1)	555,000	580,084
Kaiser Foundation Hospitals, 3.00%, 6/1/51	270,000	192,551
Quest Diagnostics, Inc., 6.40%, 11/30/33	371,000	411,625
Star Parent, Inc., 9.00%, 10/1/30(1)	177,000	186,753
UnitedHealth Group, Inc., 5.05%, 4/15/53	670,000	677,459
Universal Health Services, Inc., 1.65%, 9/1/26	722,000	657,185
		5,904,887

Hotels, Restaurants and Leisure — 0.8%
Caesars Entertainment, Inc., 4.625%, 10/15/29(1)	368,000	332,391
International Game Technology PLC, 5.25%, 1/15/29(1)	1,375,000	1,347,258
Light & Wonder International, Inc., 7.25%, 11/15/29(1)	705,000	722,547
Marriott International, Inc., 3.50%, 10/15/32	275,000	245,316
Starbucks Corp., 2.55%, 11/15/30	615,000	544,271
		3,191,783
Household Durables — 0.4%
DR Horton, Inc., 2.50%, 10/15/24	512,000	499,903
KB Home, 4.80%, 11/15/29	590,000	564,724
Tempur Sealy International, Inc., 3.875%, 10/15/31(1)	563,000	476,668
		1,541,295
Household Products — 0.1%
Clorox Co., 1.80%, 5/15/30	520,000	433,962
Industrial REITs†
LXP Industrial Trust, 6.75%, 11/15/28	192,000	202,001
Insurance — 0.4%
American International Group, Inc., 5.125%, 3/27/33	355,000	360,491
Athene Holding Ltd., 5.875%, 1/15/34	374,000	377,844
Global Atlantic Fin Co., 3.125%, 6/15/31(1)	630,000	516,697
MetLife, Inc., 5.375%, 7/15/33	257,000	268,113
		1,523,145
IT Services — 0.4%
Black Knight InfoServ LLC, 3.625%, 9/1/28(1)	1,149,000	1,093,825
Kyndryl Holdings, Inc., 2.70%, 10/15/28	632,000	557,603
Kyndryl Holdings, Inc., 3.15%, 10/15/31	163,000	136,328
		1,787,756
Leisure Products — 0.1%
Mattel, Inc., 3.75%, 4/1/29(1)	360,000	329,218
Machinery — 0.5%
Chart Industries, Inc., 7.50%, 1/1/30(1)	660,000	690,688
Ingersoll Rand, Inc., 5.70%, 8/14/33	259,000	274,146
John Deere Capital Corp., 4.95%, 7/14/28	570,000	584,727
John Deere Capital Corp., 4.70%, 6/10/30	375,000	381,294
		1,930,855
Media — 1.5%
CCO Holdings LLC / CCO Holdings Capital Corp., 4.25%, 1/15/34(1)	1,022,000	831,874
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.15%, 11/10/26	222,000	227,020
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.375%, 4/1/38	320,000	288,979
Charter Communications Operating LLC / Charter Communications Operating Capital, 5.125%, 7/1/49	260,000	211,498
Comcast Corp., 7.05%, 3/15/33	155,000	180,893
Comcast Corp., 3.20%, 7/15/36	415,000	349,171
Comcast Corp., 3.75%, 4/1/40	373,000	321,058
Comcast Corp., 2.94%, 11/1/56	380,000	250,157
Cox Communications, Inc., 3.15%, 8/15/24(1)	115,000	113,120
Cox Communications, Inc., 3.85%, 2/1/25(1)	246,000	242,017
Cox Communications, Inc., 5.70%, 6/15/33(1)	201,000	209,201
Fox Corp., 6.50%, 10/13/33	570,000	617,352
Gray Escrow II, Inc., 5.375%, 11/15/31(1)	673,000	508,518
Paramount Global, 6.875%, 4/30/36	585,000	594,234
Paramount Global, 5.90%, 10/15/40	58,000	52,597
TEGNA, Inc., 5.00%, 9/15/29	916,000	840,458
WPP Finance 2010, 3.75%, 9/19/24	417,000	410,174
		6,248,321

Metals and Mining — 0.2%
Arsenal AIC Parent LLC, 8.00%, 10/1/30(1)	31,000	32,383
Glencore Funding LLC, 6.375%, 10/6/30(1)	225,000	241,816
Minera Mexico SA de CV, 4.50%, 1/26/50(1)	24,000	19,369
South32 Treasury Ltd., 4.35%, 4/14/32(1)	430,000	387,907
		681,475
Multi-Utilities — 0.8%
Ameren Corp., 3.50%, 1/15/31	577,000	526,803
Ameren Illinois Co., 4.95%, 6/1/33	230,000	233,087
CenterPoint Energy, Inc., 2.65%, 6/1/31	383,000	327,001
Dominion Energy, Inc., 4.90%, 8/1/41	378,000	350,473
DTE Energy Co., 4.875%, 6/1/28	265,000	267,521
Public Service Enterprise Group, Inc., 6.125%, 10/15/33	605,000	650,801
Sempra, 3.25%, 6/15/27	357,000	338,587
Sempra, 5.50%, 8/1/33	525,000	544,582
		3,238,855
Oil, Gas and Consumable Fuels — 2.4%
Aker BP ASA, 6.00%, 6/13/33(1)	140,000	145,516
Antero Resources Corp., 7.625%, 2/1/29(1)	338,000	347,137
BP Capital Markets America, Inc., 3.06%, 6/17/41	335,000	259,324
Cenovus Energy, Inc., 2.65%, 1/15/32	390,000	323,414
Chesapeake Energy Corp., 6.75%, 4/15/29(1)	417,000	421,326
Civitas Resources, Inc., 8.625%, 11/1/30(1)	14,000	14,862
Columbia Pipelines Operating Co. LLC, 6.04%, 11/15/33(1)	480,000	502,928
Diamondback Energy, Inc., 6.25%, 3/15/33	415,000	443,660
Enbridge, Inc., 5.70%, 3/8/33	444,000	461,679
Energy Transfer LP, 5.75%, 2/15/33	413,000	426,350
Energy Transfer LP, 6.55%, 12/1/33	208,000	226,022
Energy Transfer LP, 4.90%, 3/15/35	393,000	374,978
Energy Transfer LP, 6.125%, 12/15/45	200,000	201,886
Enterprise Products Operating LLC, 4.85%, 3/15/44	333,000	320,568
EQT Corp., 3.625%, 5/15/31(1)	290,000	259,354
Equinor ASA, 3.25%, 11/18/49	279,000	211,748
Geopark Ltd., 5.50%, 1/17/27(1)	200,000	177,269
MEG Energy Corp., 5.875%, 2/1/29(1)	490,000	476,649
Occidental Petroleum Corp., 6.625%, 9/1/30	695,000	739,987
Occidental Petroleum Corp., 6.45%, 9/15/36	200,000	211,878
ONEOK, Inc., 6.05%, 9/1/33	165,000	174,896
Ovintiv, Inc., 6.25%, 7/15/33	200,000	206,923
Petroleos Mexicanos, 10.00%, 2/7/33	805,000	809,171
Petroleos Mexicanos, 6.625%, 6/15/35	50,000	38,409
Sabine Pass Liquefaction LLC, 5.00%, 3/15/27	630,000	632,996
Shell International Finance BV, 2.375%, 11/7/29	425,000	382,663
Shell International Finance BV, 4.375%, 5/11/45	235,000	215,696
Southwestern Energy Co., 5.375%, 3/15/30	867,000	847,620
Targa Resources Corp., 6.50%, 3/30/34	200,000	216,209
		10,071,118
Passenger Airlines — 0.2%
American Airlines, Inc. / AAdvantage Loyalty IP Ltd., 5.50%, 4/20/26(1)	886,026	880,286
Personal Care Products — 0.4%
Haleon US Capital LLC, 4.00%, 3/24/52	275,000	233,294
Kenvue, Inc., 4.90%, 3/22/33	1,335,000	1,376,682
		1,609,976
Pharmaceuticals — 0.5%
Jazz Securities DAC, 4.375%, 1/15/29(1)	216,000	201,334

Organon & Co. / Organon Foreign Debt Co-Issuer BV, 4.125%, 4/30/28(1)	850,000	783,183
Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33	675,000	676,764
Pfizer Investment Enterprises Pte. Ltd., 5.30%, 5/19/53	450,000	459,739
Viatris, Inc., 4.00%, 6/22/50	205,000	144,441
		2,265,461
Retail REITs — 0.4%
Kimco Realty OP LLC, 6.40%, 3/1/34	560,000	614,496
NNN REIT, Inc., 5.60%, 10/15/33	535,000	552,716
NNN REIT, Inc., 4.80%, 10/15/48	335,000	294,293
		1,461,505
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom, Inc., 3.42%, 4/15/33(1)	510,000	448,169
Intel Corp., 5.70%, 2/10/53	336,000	363,603
NVIDIA Corp., 2.00%, 6/15/31	450,000	385,926
NXP BV / NXP Funding LLC, 5.35%, 3/1/26	166,000	166,930
NXP BV / NXP Funding LLC / NXP USA, Inc., 2.50%, 5/11/31	580,000	493,063
		1,857,691
Software — 0.1%
Oracle Corp., 3.85%, 7/15/36	288,000	251,197
Oracle Corp., 3.60%, 4/1/40	323,000	257,829
		509,026
Specialized REITs — 0.3%
American Tower Corp., 5.55%, 7/15/33	595,000	616,039
Iron Mountain, Inc., 5.625%, 7/15/32(1)	204,000	193,599
VICI Properties LP / VICI Note Co., Inc., 4.125%, 8/15/30(1)	522,000	476,041
		1,285,679
Specialty Retail — 0.5%
AutoZone, Inc., 4.00%, 4/15/30	370,000	355,675
AutoZone, Inc., 6.55%, 11/1/33	254,000	282,316
Lowe's Cos., Inc., 5.625%, 4/15/53	775,000	813,208
O'Reilly Automotive, Inc., 5.75%, 11/20/26	407,000	416,907
		1,868,106
Technology Hardware, Storage and Peripherals — 0.2%
Apple, Inc., 3.95%, 8/8/52	750,000	657,011
Textiles, Apparel and Luxury Goods — 0.2%
Tapestry, Inc., 7.00%, 11/27/26	620,000	643,008
Tapestry, Inc., 7.85%, 11/27/33	230,000	245,470
		888,478
Trading Companies and Distributors — 0.1%
Aircastle Ltd., 5.25%, 8/11/25(1)	474,000	467,518
Water Utilities — 0.1%
Essential Utilities, Inc., 2.70%, 4/15/30	298,000	260,697
Wireless Telecommunication Services — 0.1%
Vodafone Group PLC, 6.15%, 2/27/37	275,000	297,734
TOTAL CORPORATE BONDS (Cost $130,572,023)		130,627,597
U.S. TREASURY SECURITIES — 17.5%
U.S. Treasury Bonds, 4.375%, 11/15/39	600,000	625,242
U.S. Treasury Bonds, 1.125%, 8/15/40	600,000	383,297
U.S. Treasury Bonds, 3.75%, 8/15/41	900,000	856,688
U.S. Treasury Bonds, 2.375%, 2/15/42	2,000,000	1,535,391
U.S. Treasury Bonds, 3.00%, 5/15/42	200,000	169,266
U.S. Treasury Bonds, 3.25%, 5/15/42	1,200,000	1,053,375
U.S. Treasury Bonds, 4.00%, 11/15/42	3,700,000	3,596,949
U.S. Treasury Bonds, 3.875%, 2/15/43	2,100,000	2,003,039

U.S. Treasury Bonds, 2.875%, 5/15/43	400,000	328,531
U.S. Treasury Bonds, 3.875%, 5/15/43	2,300,000	2,193,445
U.S. Treasury Bonds, 4.375%, 8/15/43	2,800,000	2,859,062
U.S. Treasury Bonds, 3.75%, 11/15/43	600,000	560,977
U.S. Treasury Bonds, 4.75%, 11/15/43	4,200,000	4,506,469
U.S. Treasury Bonds, 3.00%, 11/15/44	200,000	165,609
U.S. Treasury Bonds, 3.00%, 11/15/45	200,000	164,641
U.S. Treasury Bonds, 2.75%, 11/15/47	600,000	467,250
U.S. Treasury Bonds, 2.375%, 11/15/49	400,000	287,156
U.S. Treasury Bonds, 4.00%, 11/15/52	2,800,000	2,763,141
U.S. Treasury Bonds, 4.125%, 8/15/53	2,600,000	2,628,844
U.S. Treasury Bonds, 4.75%, 11/15/53	1,700,000	1,906,789
U.S. Treasury Notes, 1.125%, 1/15/25(2)	2,700,000	2,601,052
U.S. Treasury Notes, 4.625%, 9/15/26	8,000,000	8,112,344
U.S. Treasury Notes, 4.625%, 11/15/26	9,000,000	9,143,437
U.S. Treasury Notes, 4.375%, 12/15/26	4,565,000	4,610,293
U.S. Treasury Notes, 3.875%, 11/30/27(2)	1,100,000	1,097,830
U.S. Treasury Notes, 4.375%, 11/30/28	10,000,000	10,234,375
U.S. Treasury Notes, 3.875%, 11/30/29	400,000	399,328
U.S. Treasury Notes, 3.875%, 12/31/29	700,000	698,961
U.S. Treasury Notes, 4.125%, 8/31/30	500,000	506,387
U.S. Treasury Notes, 4.875%, 10/31/30	3,600,000	3,808,687
U.S. Treasury Notes, 4.375%, 11/30/30	2,000,000	2,057,031
TOTAL U.S. TREASURY SECURITIES (Cost $72,161,412)		72,324,886
COLLATERALIZED LOAN OBLIGATIONS — 4.6%
AIMCO CLO 10 Ltd., Series 2019-10A, Class CR, VRN, 7.57%, (3-month SOFR plus 2.16%), 7/22/32(1)	800,000	796,052
AMMC CLO XI Ltd., Series 2012-11A, Class BR2, VRN, 7.25%, (3-month SOFR plus 1.86%), 4/30/31(1)	650,000	650,010
AMMC CLO XII Ltd., Series 2013-12A, Class BR, VRN, 7.13%, (3-month SOFR plus 1.76%), 11/10/30(1)	700,000	701,260
Arbor Realty Commercial Real Estate Notes Ltd., Series 2021-FL1, Class A, VRN, 6.45%, (1-month SOFR plus 1.08%), 12/15/35(1)	518,568	512,060
Atrium IX, Series 9A, Class BR2, VRN, 7.15%, (3-month SOFR plus 1.76%), 5/28/30(1)	625,000	625,617
Barings Private Credit Corp. CLO Ltd., Series 2023-1A, Class A1, VRN, 7.81%, (3-month SOFR plus 2.40%), 7/15/31(1)	600,000	596,029
BXMT Ltd., Series 2020-FL2, Class D, VRN, 7.43%, (1-month SOFR plus 2.06%), 2/15/38(1)	706,000	566,193
Cerberus Loan Funding XXVIII LP, Series 2020-1A, Class A, VRN, 7.51%, (3-month SOFR plus 2.11%), 10/15/31(1)	527,942	527,949
Cerberus Loan Funding XXXI LP, Series 2021-1A, Class A, VRN, 7.16%, (3-month SOFR plus 1.76%), 4/15/32(1)	664,737	663,453
Dewolf Park CLO Ltd., Series 2017-1A, Class CR, VRN, 7.51%, (3-month SOFR plus 2.11%), 10/15/30(1)	1,000,000	995,245
Elevation CLO Ltd., Series 2018-9A, Class B, VRN, 7.41%, (3-month SOFR plus 2.01%), 7/15/31(1)	1,150,000	1,143,499
Greystone CRE Notes Ltd., Series 2019-FL2, Class C, VRN, 7.48%, (1-month SOFR plus 2.11%), 9/15/37(1)	920,500	913,904
KKR CLO 18 Ltd., Series 2018, Class CR, VRN, 7.76%, (3-month SOFR plus 2.36%), 7/18/30(1)	600,000	601,511
KKR Static CLO I Ltd., Series 2022-1A, Class B, VRN, 8.02%, (3-month SOFR plus 2.60%), 7/20/31(1)	725,000	728,047
KKR Static CLO I Ltd., Series 2022-1A, Class BR, VRN, 7.37%, (3-month SOFR plus 2.00%), 7/20/31(1)(3)	1,425,000	1,425,000
LCM XXII Ltd., Series 22A, Class A2R, VRN, 7.13%, (3-month SOFR plus 1.71%), 10/20/28(1)	700,000	700,712
Monroe Capital MML CLO Ltd., Series 2017-1A, Class AR, VRN, 6.97%, (3-month SOFR plus 1.56%), 4/22/29(1)	384,620	383,637
Mountain View CLO LLC, Series 2017-2A, Class B, VRN, 7.36%, (3-month SOFR plus 1.96%), 1/16/31(1)	500,000	499,337
Octagon Investment Partners 31 Ltd., Series 2017-1A, Class CR, VRN, 7.73%, (3-month SOFR plus 2.31%), 7/20/30(1)	750,000	751,780
Palmer Square Loan Funding Ltd., Series 2022-1A, Class D, VRN, 10.39%, (3-month SOFR plus 5.00%), 4/15/30(1)	900,000	862,879
Palmer Square Loan Funding Ltd., Series 2022-2A, Class A2, VRN, 7.29%, (3-month SOFR plus 1.90%), 10/15/30(1)	725,000	724,511
PFP Ltd., Series 2021-8, Class D, VRN, 7.63%, (1-month SOFR plus 2.26%), 8/9/37(1)	600,000	556,842
Ready Capital Mortgage Financing LLC, Series 2021-FL5, Class C, VRN, 7.72%, (1-month SOFR plus 2.36%), 4/25/38(1)	759,000	736,326
Shelter Growth CRE Issuer Ltd., Series 2023-FL5, Class A, VRN, 8.11%, (1-month SOFR plus 2.75%), 5/19/38(1)	451,000	449,593

Stewart Park CLO Ltd., Series 2015-1A, Class CR, VRN, 7.46%, (3-month SOFR plus 2.06%), 1/15/30(1)		675,000	672,081
TCI-Symphony CLO Ltd., Series 2017-1A, Class CR, VRN, 7.46%, (3-month SOFR plus 2.06%), 7/15/30(1)		1,150,000	1,136,330
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $19,102,998)			18,919,857
ASSET-BACKED SECURITIES — 3.3%
Aligned Data Centers Issuer LLC, Series 2021-1A, Class B, 2.48%, 8/15/46(1)		975,000	854,141
Castlelake Aircraft Securitization Trust, Series 2018-1, Class A, SEQ, 4.125%, 6/15/43(1)		423,987	386,946
Castlelake Aircraft Structured Trust, Series 2017-1R, Class A, SEQ, 2.74%, 8/15/41(1)		499,759	454,129
Clsec Holdings 22t LLC, Series 2021-1, Class C, 6.17%, 5/11/37(1)		2,323,634	1,854,022
Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, SEQ, 4.94%, 1/25/52(1)	CAD	2,100,000	1,478,677
DI Issuer LLC, Series 2021-1A, Class A2, SEQ, 3.72%, 9/15/51(1)		2,552,087	2,312,822
Diamond Resorts Owner Trust, Series 2021-1A, Class C, 2.70%, 11/21/33(1)		428,141	395,968
Edgeconnex Data Centers Issuer LLC, Series 2022-1, Class A2, SEQ, 4.25%, 3/25/52(1)		1,167,152	1,083,713
Goodgreen Trust, Series 2018-1A, Class A, VRN, 3.93%, 10/15/53(1)		775,791	686,485
Goodgreen Trust, Series 2021-1A, Class A, SEQ, 2.66%, 10/15/56(1)		511,403	404,844
Lunar Structured Aircraft Portfolio Notes, Series 2021-1, Class B, 3.43%, 10/15/46(1)		531,782	441,964
MAPS Trust, Series 2021-1A, Class A, SEQ, 2.52%, 6/15/46(1)		633,013	560,953
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, SEQ, 3.97%, 6/15/44(1)		1,157,998	1,020,825
Sierra Timeshare Receivables Funding LLC, Series 2019-2A, Class C, 3.12%, 5/20/36(1)		62,790	61,502
Start II Ltd., Series 2019-1, Class A, SEQ, 4.09%, 3/15/44(1)		988,276	898,697
Stonepeak ABS, Series 2021-1A, Class AA, 2.30%, 2/28/33(1)		431,295	396,731
VSE VOI Mortgage LLC, Series 2018-A, Class B, 3.72%, 2/20/36(1)		269,113	263,029
TOTAL ASSET-BACKED SECURITIES (Cost $15,347,304)			13,555,448
COLLATERALIZED MORTGAGE OBLIGATIONS — 2.4%
Private Sponsor Collateralized Mortgage Obligations — 2.1%
Bellemeade RE Ltd., Series 2019-3A, Class M1C, VRN, 7.42%, (1-month SOFR plus 2.06%), 7/25/29(1)		145,410	145,748
CHL Mortgage Pass-Through Trust, Series 2005-17, Class 1A11, 5.50%, 9/25/35		2,215	1,992
CHNGE Mortgage Trust, Series 2022-NQM1, Class A2, VRN, 5.82%, 6/25/67(1)		887,240	878,938
CHNGE Mortgage Trust, Series 2023-1, Class A1, SEQ, VRN, 7.07%, 3/25/58(1)		755,372	757,718
Eagle RE Ltd., Series 2023-1, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 9/26/33(1)		600,000	601,618
FS Commercial Mortgage Trust, Series 2023-4SZN, Class A, SEQ, 7.07%, 11/10/39(1)		860,000	894,712
GCAT Trust, Series 2023-NQM1, Class A2, 6.24%, 11/25/67(1)		563,609	560,126
Home RE Ltd., Series 2018-1, Class M2, VRN, 8.47%, (1-month SOFR plus 3.11%), 10/25/28(1)		542,737	546,222
Home RE Ltd., Series 2020-1, Class M2, VRN, 10.70%, (30-day average SOFR plus 5.36%), 10/25/30(1)		164,841	165,858
Home RE Ltd., Series 2022-1, Class M1A, VRN, 8.19%, (30-day average SOFR plus 2.85%), 10/25/34(1)		390,690	393,620
JP Morgan Mortgage Trust, Series 2005-S2, Class 3A1, VRN, 7.17%, 2/25/32		10,167	9,654
MFA Trust, Series 2023-INV2, Class A2, 7.18%, 10/25/58(1)		1,013,189	1,026,040
OBX Trust, Series 2021-NQM2, Class A2, SEQ, VRN, 1.36%, 5/25/61(1)		1,173,230	920,451
Radnor RE Ltd., Series 2021-2, Class M1A, VRN, 7.19%, (30-day average SOFR plus 1.85%), 11/25/31(1)		243,774	243,931
Sofi Mortgage Trust, Series 2016-1A, Class 1A4, SEQ, VRN, 3.00%, 11/25/46(1)		76,868	67,503
Starwood Mortgage Residential Trust, Series 2020-2, Class B1E, VRN, 3.00%, 4/25/60(1)		584,000	530,748
Triangle Re Ltd., Series 2021-1, Class M2, VRN, 9.37%, (1-month SOFR plus 4.01%), 8/25/33(1)		180,806	181,645
Verus Securitization Trust, Series 2022-INV1, Class A2, SEQ, 5.80%, 8/25/67(1)		811,400	806,055
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-7, Class 3A1, SEQ, 6.00%, 6/25/36		58,406	51,273
			8,783,852
U.S. Government Agency Collateralized Mortgage Obligations — 0.3%
FHLMC, Series 2023-HQA2, Class M1A, VRN, 7.34%, (30-day average SOFR plus 2.00%), 6/25/43(1)		520,839	525,573
FHLMC, Series 3397, Class GF, VRN, 5.95%, (30-day average SOFR plus 0.61%), 12/15/37		73,928	73,582
FNMA, Series 2014-C02, Class 2M2, VRN, 8.05%, (30-day average SOFR plus 2.71%), 5/25/24		124,139	124,973
FNMA, Series 2023-R05, Class 1M1, VRN, 7.24%, (30-day average SOFR plus 1.90%), 6/25/43(1)		443,920	447,349
GNMA, Series 2007-5, Class FA, VRN, 5.61%, (1-month SOFR plus 0.25%), 2/20/37		100,548	100,430
			1,271,907
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $10,074,585)			10,055,759

SOVEREIGN GOVERNMENTS AND AGENCIES — 1.8%
Canada — 1.1%
Canadian Government Bond, 3.50%, 3/1/28	CAD	6,000,000	4,575,767
Mexico — 0.1%
Mexico Government International Bond, 6.35%, 2/9/35		191,000	200,567
Panama — 0.1%
Panama Government International Bond, 6.875%, 1/31/36		273,000	273,073
Panama Government International Bonds, 4.50%, 4/1/56		400,000	269,636
			542,709
Peru — 0.1%
Peruvian Government International Bond, 3.00%, 1/15/34		350,000	296,513
Peruvian Government International Bond, 5.625%, 11/18/50		299,000	312,165
			608,678
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		235,000	266,863
Romania — 0.3%
Romanian Government International Bond, 6.625%, 2/17/28(1)		1,186,000	1,229,493
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $7,411,990)			7,424,077
COMMERCIAL MORTGAGE-BACKED SECURITIES — 1.4%
BX Commercial Mortgage Trust, Series 2020-VIV2, Class C, VRN, 3.54%, 3/9/44(1)		758,491	650,139
BX Commercial Mortgage Trust, Series 2021-VOLT, Class F, VRN, 7.88%, (1-month SOFR plus 2.51%), 9/15/36(1)		900,000	859,947
BX Commercial Mortgage Trust, Series 2023-VLT2, Class B, VRN, 8.49%, (1-month SOFR plus 3.13%), 6/15/40(1)		747,000	750,254
Credit Suisse Mortgage Capital Certificates, Series 2019-ICE4, Class E, VRN, 7.56%, (1-month SOFR plus 2.20%), 5/15/36(1)		1,650,893	1,639,712
Credit Suisse Mortgage Trust, Series 2021-BHAR, Class B, VRN, 6.98%, (1-month SOFR plus 1.61%), 11/15/38(1)		469,000	461,982
Fontainebleau Miami Beach Trust, Series 2019-FBLU, Class D, VRN, 3.96%, 12/10/36(1)		510,000	493,652
One Market Plaza Trust, Series 2017-1MKT, Class B, 3.85%, 2/10/32(1)		1,097,000	961,580
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $6,096,890)			5,817,266
MUNICIPAL SECURITIES — 1.1%
California State University Rev., 2.98%, 11/1/51		400,000	285,481
Escambia County Health Facilities Authority Rev., (Baptist Health Care Corp. Obligated Group), 3.61%, 8/15/40 (AGM)		105,000	84,768
Foothill-Eastern Transportation Corridor Agency Rev., 4.09%, 1/15/49		387,000	324,103
Golden State Tobacco Securitization Corp. Rev., 2.75%, 6/1/34		910,000	767,820
Houston GO, 3.96%, 3/1/47		255,000	227,770
Los Angeles Community College District GO, 6.75%, 8/1/49		130,000	162,504
Michigan Strategic Fund Rev., (Flint Water Advocacy Fund), 3.23%, 9/1/47		580,000	455,893
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33		50,000	51,717
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41		40,000	48,448
Ohio Turnpike & Infrastructure Commission Rev., 3.22%, 2/15/48		455,000	343,303
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51		150,000	151,342
Regents of the University of California Medical Center Pooled Rev., 3.26%, 5/15/60		225,000	160,302
Sacramento Municipal Utility District Rev., 6.16%, 5/15/36		355,000	386,279
State of California GO, 4.60%, 4/1/38		140,000	135,230
State of California GO, 7.60%, 11/1/40		25,000	31,897
State of Washington GO, 5.14%, 8/1/40		190,000	195,908
Texas Natural Gas Securitization Finance Corp. Rev., 5.17%, 4/1/41		460,000	476,242
University of California Rev., 3.07%, 5/15/51		220,000	158,725
TOTAL MUNICIPAL SECURITIES (Cost $5,330,982)			4,447,732

PREFERRED STOCKS — 1.0%
Banks — 0.9%
Barclays PLC, 8.00%	420,000	418,162
BNP Paribas SA, 6.625%(1)	580,000	577,834
Citigroup, Inc., 7.625%	755,000	772,818
Credit Agricole SA, 6.875%(1)	420,000	418,263
Credit Agricole SA, 7.875%(1)	380,000	380,385
HSBC Holdings PLC, 6.375%	380,000	376,849
Lloyds Banking Group PLC, 7.50%	940,000	931,876
		3,876,187
Capital Markets — 0.1%
UBS Group AG, 7.00%(1)	380,000	380,120
TOTAL PREFERRED STOCKS (Cost $4,209,145)		4,256,307
U.S. GOVERNMENT AGENCY SECURITIES — 0.1%
Tennessee Valley Authority, 1.50%, 9/15/31 (Cost $399,944)	400,000	331,669
SHORT-TERM INVESTMENTS — 1.2%
Money Market Funds†
State Street Institutional U.S. Government Money Market Fund, Premier Class	142,797	142,797
Repurchase Agreements — 1.2%
BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.75% - 4.375%, 12/31/26 - 2/15/38, valued at $357,212), in a joint trading account at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $350,079)		349,873
Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.50%, 1/31/30, valued at $4,281,976), at 5.31%, dated 12/29/23, due 1/2/24 (Delivery value $4,200,477)		4,198,000
Toronto-Dominion Bank, (collateralized by various U.S. Treasury obligations, 1.25% - 4.625%, 11/30/24 - 9/30/30, valued at $357,245), at 5.30%, dated 12/29/23, due 1/2/24 (Delivery value $350,206)		350,000
		4,897,873
TOTAL SHORT-TERM INVESTMENTS (Cost $5,040,670)		5,040,670
TOTAL INVESTMENT SECURITIES — 100.4% (Cost $419,315,908)		414,695,340
OTHER ASSETS AND LIABILITIES — (0.4)%		(1,459,983)
TOTAL NET ASSETS — 100.0%		$413,235,357

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	5,738,905	CAD	7,783,448	UBS AG	3/15/24	$(140,975)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Unrealized Appreciation (Depreciation)^
Euro-Bund 10-Year Bonds	35	March 2024	$5,301,942	$83,016
U.S. Treasury 2-Year Notes	209	March 2024	43,036,039	225,553
U.S. Treasury 5-Year Notes	416	March 2024	45,249,750	830,955
U.S. Treasury 10-Year Notes	63	March 2024	7,112,109	37,691
U.S. Treasury Long Bonds	46	March 2024	5,747,125	247,597
U.S. Treasury Ultra Bonds	57	March 2024	7,614,844	499,136
			$114,061,809	$1,923,948
^Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AGM	–	Assured Guaranty Municipal Corporation
CAD	–	Canadian Dollar
FHLMC	–	Federal Home Loan Mortgage Corporation
FNMA	–	Federal National Mortgage Association
GNMA	–	Government National Mortgage Association
GO	–	General Obligation
H15T1Y	–	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
RFUCC	–	FTSE USD IBOR Consumer Cash Fallbacks
SEQ	–	Sequential Payer
SOFR	–	Secured Overnight Financing Rate
USD	–	United States Dollar
VRN	–
Variable Rate Note. The rate adjusts periodically based upon the terms set forth in the security’s offering documents. The rate shown is effective at the period end and the reference rate and spread, if any, is indicated. The security's effective maturity date may be shorter than the final maturity date shown.

†Category is less than 0.05% of total net assets.
(1)Security was purchased pursuant to Rule 144A or Section 4(2) under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $82,269,030, which represented 19.9% of total net assets.
(2)Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contracts and/or futures contracts. At the period end, the aggregate value of securities pledged was $1,921,362.
(3)When-issued security. The issue price and yield are fixed on the date of the commitment, but payment and delivery are scheduled for a future date.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Trustees oversees the valuation designee and reviews its valuation policies and procedures at least annually.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, bank loan obligations, municipal securities and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Hybrid securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Preferred stocks and convertible preferred stocks with perpetual maturities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Open-end management investment companies are valued at the reported NAV per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the valuation designee determines that the market price for a portfolio security is not readily available or is believed by the valuation designee to be unreliable, such security is valued at fair value as determined in good faith by the valuation designee, in accordance with its policies and procedures. Circumstances that may cause the fund to determine that market quotations are not available or reliable include, but are not limited to: when there is a significant event subsequent to the market quotation; trading in a security has been halted during the trading day; or trading in a security is insufficient or did not take place due to a closure or holiday.

The valuation designee monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s NAV per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; regulatory news, governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The valuation designee also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that it deems appropriate. The valuation designee may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund's portfolio holdings.

	Level 1	Level 2	Level 3
Assets
Investment Securities
U.S. Government Agency Mortgage-Backed Securities	—	$141,894,072	—
Corporate Bonds	—	130,627,597	—
U.S. Treasury Securities	—	72,324,886	—
Collateralized Loan Obligations	—	18,919,857	—
Asset-Backed Securities	—	13,555,448	—
Collateralized Mortgage Obligations	—	10,055,759	—
Sovereign Governments and Agencies	—	7,424,077	—
Commercial Mortgage-Backed Securities	—	5,817,266	—
Municipal Securities	—	4,447,732	—
Preferred Stocks	—	4,256,307	—
U.S. Government Agency Securities	—	331,669	—
Short-Term Investments	$142,797	4,897,873	—
	$142,797	$414,552,543	—
Other Financial Instruments
Futures Contracts	$1,840,932	$83,016	—

Liabilities
Other Financial Instruments
Forward Foreign Currency Exchange Contracts	—	$140,975	—
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.